Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisitions have been accounted for as business combinations, and the acquired companies’ results have been included in the accompanying consolidated statements of income from their respective dates of acquisition. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations, to expand sales of the acquired businesses’ products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
2014 Acquisitions
In December 2014, we acquired the enzyme solutions business of Enzymatics, a U.S. company whose products are used in an estimated 80% of all next-generation sequencing workflows. The comprehensive Enzymatics portfolio complements QIAGEN’s leading offering of universal NGS products, advancing our strategy to drive the adoption of NGS in clinical healthcare. The cash consideration totaled $114.2 million of which $11.5 million was retained in an escrow account as of December 31, 2014 to cover any claims for breach of any representations, warranties or indemnities. The acquisition of Enzymatics did not have a material business impact to net sales, net income or earnings per share, and therefore no pro forma financial information has been provided herein.
The allocation of the purchase price is preliminary and is not yet finalized. The preliminary allocation of the purchase price is based upon preliminary estimates using information that was available to management at the time the financial statements were prepared and these estimates and assumptions are subject to change within the measurement period, up to one year from the acquisition date. Accordingly, the allocation may change. We continue to gather information about the fair value of all assets and liabilities, including intangible assets acquired, deferred taxes and liabilities. Acquisition-related costs are expensed when incurred and are included in general, administrative, integration and other in the accompanying condensed consolidated statements of income.
The preliminary purchase price allocation is as follows:

(in thousands)	Enzymatics acquisition
Purchase Price:
Cash consideration	$114,224
Fair value of contingent consideration	11,500
$125,724

Preliminary Allocation:
Cash and cash equivalents	$1,178
Accounts receivable	2,813
Prepaid and other current assets	1,303
Fixed and other long-term assets	1,358
Accounts payable	(3,090)
Accruals and other current liabilities	(1,940)
Long term deferred tax liability	(21,191)
Developed technology, licenses and know-how	28,600
Tradenames	6,600
Customer relationships	22,300
Goodwill	87,793
$125,724

The weighted-average amortization period for the intangible assets is 11.1 years. The goodwill acquired is not deductible for tax purposes.
Certain acquisitions included contingent consideration where we are required to assess the acquisition date fair value of the contingent consideration liabilities, which is recorded as part of the purchase consideration. This is discussed further in Note 14, "Fair Value Measurements," where we assess and adjust the fair value of the contingent consideration liabilities, if necessary, until the settlement or expiration of the contingency occurs. The total preliminary fair value of the contingent consideration for Enzymatics is approximately $11.5 million and has been recorded as purchase price using a probability-weighted analysis of the future milestones using discount rates between 0.19% and 0.89%. Under the purchase agreement, we could be required to make additional contingent cash payments totaling $25.5 million through 2017, of which $11.5 million was accrued as of December 31, 2014.
Other Acquisitions
During 2014, we completed other acquisitions which individually were not significant to the overall consolidated financial statements. The cash paid for these acquisitions, net of cash acquired, totaled $47.4 million. Each of these acquisitions individually did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
During 2011, we acquired a majority shareholding in QIAGEN Marseille S.A., formerly Ipsogen S.A. (Marseille), a publicly listed company founded and based in Marseille, France. During 2013, we acquired additional Marseille shares for a total of $0.5 million and held 89.96% of the Marseille shares as of December 31, 2013. During 2014, we acquired additional Marseille shares for a total of $0.3 million and held 90.27% of the Marseille shares as of December 31, 2014. In February 2015, QIAGEN Marseille, a fully consolidated entity, agreed to the sale of all its assets and liabilities, with the exception of its intellectual property portfolio. The value of the activity transferred to the purchaser has been fixed at €1.2 million.
2013 Acquisition
On April 29, 2013, we acquired 100% of the outstanding common shares of Ingenuity Systems, Inc. (Ingenuity), a leading provider of software solutions that efficiently and accurately analyze and interpret the biological meaning of genomic data. The cash consideration totaled $106.9 million. The acquisition of Ingenuity did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
The final purchase price allocation for Ingenuity did not differ from the preliminary estimates other than the decrease of approximately $0.1 million of purchase consideration, $3.0 million increase of long-term deferred tax asset, $4.1 million increase of long-term deferred tax liability and an additional $0.3 million increase of other opening balance sheet adjustments. The corresponding impact for these adjustments was an increase to goodwill of $0.7 million. These changes to arrive at the final purchase price allocation were not material to the consolidated financial statements. As of December 31, 2014, the final purchase price allocation for Ingenuity is as follows:

(in thousands)	Ingenuity Systems acquisition
Purchase Price:
Cash consideration	$106,932
$106,932

Final Allocation:
Cash and cash equivalents	$4,449
Accounts receivable	2,018
Prepaid and other current assets	1,834
Current deferred tax asset	3,126
Fixed and other long-term assets	2,648
Long-term deferred tax asset	13,203
Accounts payable	(2,662)
Accruals and other current liabilities	(14,558)
Liabilities assumed	(557)
Developed technology, licenses and know-how	37,903
Tradenames	3,359
In-process research and development	2,069
Customer relationships	1,023
Goodwill	69,479
Deferred tax liability on fair value of identifiable intangible assets acquired	(16,402)
$106,932

The weighted-average amortization period for the intangible assets is 14.1 years. The goodwill acquired is not deductible for tax purposes.
Since the acquisition date, the results of Ingenuity have been included in our consolidated results through December 31, 2013. Net sales totaled $14.7 million and net loss attributable to the owners of QIAGEN N.V. was $6.3 million for 2013. Acquisition-related costs for Ingenuity for 2013 amounted to $1.2 million.
Other 2013 Acquisitions
During 2013, we completed the acquisition of CLC bio, a privately-held company located in Aarhus, Denmark that has created the leading commercial data analysis solutions and workbenches for next-generation sequencing, used by top academic and pharmaceutical research as well as clinical institutions. Purchase consideration totaled $68.2 million in cash, net of cash acquired, and as of December 31, 2014, the purchase price allocation is final. The final purchase price allocation for CLC did not differ from the preliminary estimates. This acquisition was not significant to the overall consolidated financial statements.
2012 Acquisitions
On May 3, 2012, we acquired AmniSure, a privately owned company that markets the AmniSure® assay for determining whether a pregnant woman is suffering rupture of fetal membranes (ROM), a condition in which fluid leaks from the amniotic sac prematurely. The acquisition of AmniSure did not have a material business impact to net sales, net income or earnings per share, and therefore no pro forma financial information has been provided herein.
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	AmniSure acquisition
Purchase Price:
Cash consideration	$101,415
Fair value of contingent consideration	4,530
$105,945

Final Allocation:
Working capital	$5,297
Fixed and other long-term assets	267
Developed technology, licenses and know-how	28,941
Customer relationships	25,520
Tradenames	2,692
In-process research and development	4,522
Goodwill	44,369
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,202)
Long-term liabilities assumed	(461)
$105,945

The weighted-average amortization period for the intangible assets is 9.5 years. Of the goodwill acquired, $39.8 million is deductible for tax purposes.
Since the acquisition date, the results of AmniSure are included in the consolidated results through December 31, 2012. Net sales for AmniSure totaled $16.7 million and net income attributable to the owners of QIAGEN N.V. was $3.0 million as of December 31, 2012. Acquisition-related costs are expensed when incurred and are included in general and administrative, restructuring, integration and other in the accompanying consolidated statements of income. Acquisition-related costs for 2012 acquisitions amounted to $4.5 million. The total fair value of the contingent consideration for AmniSure of approximately $4.5 million has been recorded as purchase price using a probability-weighted analysis of the future milestones using discount rates between 0.7% and 2.0%. Under the purchase agreement, we could be required to make additional contingent cash payments totaling $35.0 million through 2017.
During 2012, we completed other acquisitions, including Intelligent Bio-Systems, Inc., which were not significant, either individually or in the aggregate, to the overall consolidated financial statements. The total cash paid for these acquisitions, net of cash acquired, was $31.2 million of which an amount of $5.2 million was retained in an escrow account to cover any claims for breach of any representations, warranties or indemnities. The total fair value of the contingent consideration for these other acquisitions of approximately $12.0 million has been recorded as purchase price. Under the purchase agreements, we could be required to make contingent cash payments totaling $12.5 million through 2016. The fair value of the contingent cash payments was determined using a discount rate of 0.7% to 1.6% and a probability regarding the accomplishment of the milestones of 95.0% to 100.0%.
We made contingent purchase price payments totaling $7.1 million in 2012 for acquisitions completed prior to 2012. The contingent purchase price payments were contractually due upon achievement of certain performance criteria of the acquired business.